Related party transactions (Details)	1 Months Ended	3 Months Ended
	Mar. 31, 2016 compound	Mar. 31, 2021 GBP (£)
Evotec AG
Disclosure of transactions between related parties [line items]
Number of novel compounds under joint operations | compound	3
Proportion of ownership interest in joint operation	50.00%
Invoiced, related party transactions		£ 10,758,000
Outstanding, related party transactions		2,000,000
Evotec AG | Celgene Corporation
Disclosure of transactions between related parties [line items]
Invoiced, related party transactions		3,051,000
Outstanding, related party transactions		0
Aptuit (Verona) SRL
Disclosure of transactions between related parties [line items]
Invoiced, related party transactions		151,000,000
Outstanding, related party transactions		£ 0